FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Netting of Financial Liabilities (Details) - Amounts due to clearing organization - HKD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Effects of offsetting on the balance sheet
Gross amounts	$ 11,695,022	$ 2,621,856
Gross amounts set off in the balance sheet	(11,370,756)	$ (2,621,856)
Net amounts presented in the balance sheet	324,266
Related amounts not offset
Net amount	$ 324,266